Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Excluded potentially dilutive securities	72,065,434	331,458,925	77,240,834	427,734,547
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	62,064,634	105,610,725	62,064,634	268,788,732
Series B Convertible Preferred Stock [Member]
Excluded potentially dilutive securities		225,848,200	5,175,400
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	10,000,800		10,000,800
Convertible Notes [Member]
Excluded potentially dilutive securities				50,198,041
Favored Nations [Member]
Excluded potentially dilutive securities				108,747,774